Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 126,755	$ 21,825
Trade accounts receivable, net	63,198	77,071
Prepaid expenses	17,708	14,393
Prepaid taxes		2,130
Other current assets, net	1,193	195
Total current assets	208,854	115,614
Property and equipment, net	187,631	177,992
Operating lease right-of-use assets	31,339	29,998
Goodwill	4,257,336	4,142,013
Other intangibles, net	3,584,187	3,886,643
Other assets	14,231	8,151
Total assets	8,283,578	8,360,411
Current liabilities:
Accounts payable	15,261	9,565
Accrued interest	31,528	17,966
Accrued taxes	10,176	382
Operating lease obligation, short-term	6,439	9,521
Accrued compensation	21,843	26,311
Other accrued expenses	27,251	22,041
Total current liabilities	112,498	85,786
Long-term debt	4,578,488	5,397,122
Operating lease obligation, long-term	27,499	23,086
Private Placement Warrants and unvested founder shares	106,595
Deferred income taxes	900,633	869,199
Total liabilities	5,725,713	6,375,193
Commitments and contingencies (Note 13)
Shareholders' equity:
Preferred stock, $0.0001 par value - 10,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.0001 par value - 1,500,000,000 shares authorized; 664,183,318 and 415,700,000 issued; 655,075,355 and 415,700,000 shares outstanding	66	42
Additional paid-in capital	2,530,410	1,347,613
Retained earnings	116,999	637,563
Treasury stock - 9,107,963 and 0 shares	(89,610)
Total shareholders' equity	2,557,865	1,985,218
Total liabilities and shareholders' equity	$ 8,283,578	$ 8,360,411